Derivative Instruments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Collateral pledged	$ 25,000,000	$ 9,000,000
Additional collateral required	0	0
Cash flow hedges | Derivatives designated as hedges | Foreign currency swaps
Derivative [Line Items]
Foreign currency swap gains (losses)	(5,000,000)	9,000,000	$ (7,000,000)
Foreign currency swap gain (loss) reclassified to income	0	0	0
Gain (loss) on cash flow hedge ineffectiveness	$ 0	$ 0	$ 0